UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment: Not an amendment.
Amendment Number: Not an amendment.
This Amendment is a restatement(Check only one.): Not an amendment.
Or
This Amendment adds new holdings entries: Not an amendment.

Institutional Investment Manager Filing this Report:

Name:     Evangelical Lutheran Church In America Board Of Pensions
Address:  800 Marquette Ave., Suite 1050
          Minneapolis, MN  55402-0000

Form 13F File Number: 028-03247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Kevin Tauer
Title: Finance & Investments Services Senior Manager
Phone: 612-333-7651

Signature, Place, and Date of Signing:

/s/ Kevin Tauer
Minneapolis, MN
February 14, 2001

Report Type (Check only one.):

 (X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 ( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Report Summary:
Number of Other Included Managers:   0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: $364,470 (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ALLTEL CORP                    COM              020039103    10209   163500 SH       SOLE                 163500        0        0
D AMERADA HESS CORP              COM              023551104     7942   108700 SH       SOLE                 108700        0        0
D AMERICAN EXPRESS CO            COM              025816109     2016    36700 SH       SOLE                  36700        0        0
D AMERICAN GENERAL CORP          COM              026351106     5681    69700 SH       SOLE                  69700        0        0
D AUTOMATIC DATA PROCESSING INC  COM              053015103     4736    74800 SH       SOLE                  74800        0        0
D AVNET INC                      COM              053807103     4444   206700 SH       SOLE                 206700        0        0
D BANK OF AMERICA CORPORATION    COM              060505104    11492   250500 SH       SOLE                 250500        0        0
D BANK ONE CORP                  COM              06423A103     5748   156930 SH       SOLE                 156930        0        0
D BECTON DICKINSON & CO          COM              075887109     7649   220900 SH       SOLE                 220900        0        0
D BRISTOL MYERS SQUIBB CO        COM              110122108     1885    25500 SH       SOLE                  25500        0        0
D BURLINGTON NORTHN SANTA FE CP  COM              12189T104     9570   338000 SH       SOLE                 338000        0        0
D BURLINGTON RES INC             COM              122014103     6646   131600 SH       SOLE                 131600        0        0
D CHEVRON CORPORATION            COM              166751107     7616    90200 SH       SOLE                  90200        0        0
D CHUBB CORP                     COM              171232101     9065   104800 SH       SOLE                 104800        0        0
D COCA COLA CO                   COM              191216100     4899    80400 SH       SOLE                  80400        0        0
D COMPAQ COMPUTER CORP           COM              204493100     5209   346100 SH       SOLE                 346100        0        0
D COMPUTER SCIENCES CORP         COM              205363104     5327    88600 SH       SOLE                  88600        0        0
D DISNEY WALT CO                 COM DISNEY       254687106     5301   183200 SH       SOLE                 183200        0        0
D DONNELLEY R R & SONS CO        COM              257867101     5327   197300 SH       SOLE                 197300        0        0
D DOW CHEM CO                    COM              260543103     8885   242600 SH       SOLE                 242600        0        0
D ELECTRONIC DATA SYS NEW        COM              285661104     9921   171800 SH       SOLE                 171800        0        0
D GANNETT INC                    COM              364730101     5505    87300 SH       SOLE                  87300        0        0
D GOODYEAR TIRE & RUBR CO        COM              382550101     4260   185300 SH       SOLE                 185300        0        0
D GRAINGER W W INC               COM              384802104     9676   265100 SH       SOLE                 265100        0        0
D HARRIS CORP DEL                COM              413875105     4379   143000 SH       SOLE                 143000        0        0
D HEINZ H J CO                   COM              423074103     7552   159200 SH       SOLE                 159200        0        0
D HEWLETT PACKARD CO             COM              428236103     8544   270700 SH       SOLE                 270700        0        0
D HOUSEHOLD INTL INC             COM              441815107     2448    44500 SH       SOLE                  44500        0        0
D INGERSOLL-RAND CO              COM              456866102     9577   228700 SH       SOLE                 228700        0        0
D INTL PAPER CO                  COM              460146103     4481   109800 SH       SOLE                 109800        0        0
D JOHNSON & JOHNSON              COM              478160104     5631    53600 SH       SOLE                  53600        0        0
D LILLY ELI & CO                 COM              532457108     4690    50400 SH       SOLE                  50400        0        0
D MANPOWER INC                   COM              56418H100     6908   181800 SH       SOLE                 181800        0        0
D MAY DEPT STORES CO             COM              577778103     4374   133550 SH       SOLE                 133550        0        0
D MINNESOTA MNG & MFG CO         COM              604059105     9122    75700 SH       SOLE                  75700        0        0
D MORGAN J P & CO INC            COM              616880100     6223    37600 SH       SOLE                  37600        0        0
D MOTOROLA INC                   COM              620076109     8539   421700 SH       SOLE                 421700        0        0
D PARKER HANNIFIN CORP           COM              701094104     9571   216900 SH       SOLE                 216900        0        0
D PEPSICO INC                    COM              713448108     3306    66700 SH       SOLE                  66700        0        0
D PITNEY BOWES INC               COM              724479100    10825   326800 SH       SOLE                 326800        0        0
D PROCTER & GAMBLE CO            COM              742718109     9036   115200 SH       SOLE                 115200        0        0
D PUBLIC SVC ENTERPRISE GROUP    COM              744573106     3170    65200 SH       SOLE                  65200        0        0
D RALSTON PURINA CO              COM RAL-PUR GP   751277302     4831   184900 SH       SOLE                 184900        0        0
D SBC COMMUNICATIONS INC         COM              78387G103     6541   136980 SH       SOLE                 136980        0        0
D ST PAUL COS INC                COM              792860108     5241    96500 SH       SOLE                  96500        0        0
D SCHERING PLOUGH CORP           COM              806605101     8876   156400 SH       SOLE                 156400        0        0
D SEMPRA ENERGY                  COM              816851109     6396   275100 SH       SOLE                 275100        0        0
D SHERWIN WILLIAMS CO            COM              824348106     4434   168500 SH       SOLE                 168500        0        0
D SUPERVALU INC                  COM              868536103     6469   466200 SH       SOLE                 466200        0        0
D TELLABS INC                    COM              879664100     8317   147200 SH       SOLE                 147200        0        0
D WACHOVIA CORP                  COM              929771103    10021   172400 SH       SOLE                 172400        0        0
D WELLS FARGO & CO NEW           COM              949746101     8537   153300 SH       SOLE                 153300        0        0
D WHIRLPOOL CORP                 COM              963320106     3162    66300 SH       SOLE                  66300        0        0
D WORLDCOM INC GA NEW            COM              98157D106     6871   488600 SH       SOLE                 488600        0        0
D WORTHINGTON INDS INC           COM              981811102      824   102200 SH       SOLE                 102200        0        0
D XCEL ENERGY INC                COM              98389B100     6565   225900 SH       SOLE                 225900        0        0
S REPORT SUMMARY                 56 DATA RECORDS              364470           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED